Filed Pursuant to Rule 497(e)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

Cash Management Portfolio

(the “Portfolio”)

Supplement dated April 19, 2016 to the Portfolio’s

Prospectus dated May 1, 2015, as supplemented and amended to date

On April 15, 2016, SunAmerica Asset Management, LLC (“SAAMCo”), the Portfolio’s investment adviser, replaced BofA Advisors, LLC (“BofA Advisors”), the Portfolio’s subadviser, as the adviser responsible for making the day-to-day investment decisions for the Portfolio. Accordingly, the following changes are made to the Prospectus effective April 15, 2016:

The section entitled “Portfolio Summary: Cash Management Portfolio – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Andrew Doulos	2016	Portfolio Manager

The first paragraph under the section entitled “Management – Information about the Investment Adviser’s Management of Certain Portfolios” is deleted in its entirety and replaced with the following:

SAAMCo is responsible for making the day-to-day investment decisions for the Cash Management, “Dogs” of Wall Street and Equity Index Portfolios.

The following paragraph is added as the last paragraph under the section entitled “Management – Information about the Investment Adviser’s Management of Certain Portfolios”:

The Cash Management Portfolio is managed by Andrew Doulos. Mr. Doulos, Portfolio Manager, joined SAAMCo in 2004. He was appointed portfolio manager in December 2006. Prior to joining SAAMCo, he held fixed-income sales and trading positions at Prudential Securities, DuPont Securities, and First Empire Securities. Mr. Doulos received a B.A. in Political Sciences from Queens College.

In the section entitled “Management – Information about the Subadvisers,” the paragraphs relating to BofA Advisors and the Cash Management Portfolio are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Master Version 1

Filed Pursuant to Rule 497(e)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

Cash Management Portfolio

(the “Portfolio”)

Supplement dated April 19, 2016 to the Portfolio’s

Prospectus dated May 1, 2015, as supplemented and amended to date

On April 15, 2016, SunAmerica Asset Management, LLC (“SAAMCo”), the Portfolio’s investment adviser, replaced BofA Advisors, LLC (“BofA Advisors”), the Portfolio’s subadviser, as the adviser responsible for making the day-to-day investment decisions for the Portfolio. Accordingly, the following changes are made to the Prospectus effective April 15, 2016:

The section entitled “Portfolio Summary: Cash Management Portfolio – Investment Adviser” is deleted in its entirety and replaced with the following:

Investment Adviser

The Portfolio’s investment adviser is SunAmerica Asset Management, LLC.

Portfolio Manager

Name	Portfolio Manager of the Portfolio Since	Title
Andrew Doulos	2016	Portfolio Manager

In the section entitled “Management – Information about the Investment Adviser and Manager,” the following is inserted after the first paragraph:

SAAMCo is responsible for making the day-to-day investment decisions for the Cash Management Portfolio, which is managed by Andrew Doulos. Mr. Doulos, Portfolio Manager, joined SAAMCo in 2004. He was appointed portfolio manager in December 2006. Prior to joining SAAMCo, he held fixed-income sales and trading positions at Prudential Securities, DuPont Securities, and First Empire Securities. Mr. Doulos received a B.A. in Political Sciences from Queens College.

The Statement of Additional Information provides information regarding the portfolio managers, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used to determine their compensation.

The section entitled “Management – Information about the Subadviser,” is deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Version: Class 3 Version B (AG Life)

Filed Pursuant to Rule 497(e)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

Cash Management Portfolio

(the “Portfolio”)

Supplement dated April 19, 2016 to the Portfolio’s

Statement of Additional Information (“SAI”) dated May 1, 2015, as supplemented and amended to date

The following changes are made to the SAI effective April 15, 2016:

The reference to BofA Advisors, LLC (“BofA Advisors”) in the seventh paragraph under the section entitled “THE TRUST” is deleted in its entirety.

The disclosure relating to BofA Advisors in the first and second paragraphs under the section entitled “SUBADVISORY AGREEMENTS” is deleted in its entirety. In addition, the information about BofA with respect to the Portfolio in the table under the subheading “Subadvisory Fees” is deleted in its entirety.

In the table under the section entitled “PORTFOLIO MANAGERS – Other Accounts,” the information with respect to BofA Advisors is deleted and the information with respect to SAAMCo on page 67 is supplemented with the following:

		Other Accounts (As of January 31, 2015)*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in millions)	No. of Accounts	Total Assets (in millions)	No. of Accounts	Total Assets (in millions)

SAAMCo	Doulos, Andrew	4	$1,502	—	—	—	—

*	Information is provided as of March 31, 2016.

The disclosure relating to BofA Advisors in the section entitled “PORTFOLIO MANAGERS – Compensation” is deleted in its entirety.

The fifth paragraph under the section entitled “EXECUTION OF PORTFOLIO TRANSACTIONS” is deleted in its entirety and replaced with the following:

The Cash Management Portfolio will not execute portfolio transactions through, or buy or sell portfolio securities from or to, its affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.